Investment In Oxford City Football Club (Trading) Limited And Business Combination (Details 2) (OXFC Trading Limited [Member], USD $)	May 31, 2013
OXFC Trading Limited [Member]
Current assets	$ 71,168
Noncurrent assets	9
Total assets	71,177
Current liabilities	607,777
Noncurrent liabilities	194,515
Total liabilities	802,292
Net assets (deficiency)	$ (731,115)